Unaudited Condensed Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 26.2	$ (18.9)	$ (242.7)	$ (93.3)
Other comprehensive income (loss), net of tax:
Foreign currency translation	11.9	(11.4)	(42.4)	(4.7)
Interest rate swaps	(11.5)	0.0	(35.5)	0.0
Tax receivable agreement	(9.7)	0.0	16.2	0.0
Pension	0.0	0.0	(0.2)	0.0
Comprehensive income (loss)	$ 16.9	$ (30.3)	$ (304.6)	$ (98.0)